Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Amortized and impaired cost	$ 198	$ 450
Amortization expense	253	251	267
Amortization expense, year one	192
Amortization expense, year two	6
Amortization expense, year three	0
Amortization expense, year four	0
Amortization expense, year five	0
Image tracing technology
Intangible Assets [Line Items]
Amortized and impaired cost			$ 0